CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED BALANCE SHEETS
Due from related parties	$ 1,485	$ 123	$ 483
Note payable	45,385	45,271	24,102
Accounts payable - related party	$ 321	$ 399	$ 190
Shares subject to possible redemption, par value (in dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Authorized shares	409,351,021	409,351,021	321,346,716
Convertible preferred stock, shares issued (in shares)	175,528,225	175,437,783	191,139,933
Outstanding shares	175,528,225	175,437,783	191,139,933	186,466,181
Liquidation preference	$ 258,084	$ 257,947	$ 258,041
Preferred stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	4,305	4,305	4,305
Preferred stock, shares issued	2,961	2,961	2,961
Preferred stock, shares outstanding	2,961	2,961	2,961
Common stock, par value	$ 0.000001	$ 0.000001	$ 0.000001
Common stock, shares authorized (in shares)	474,728,323	474,728,323	386,728,323
Common stock, shares issued (in shares)	17,694,228	11,228,371	9,392,682
Common stock, shares outstanding	17,694,228	11,228,371